PVC Contract Funds Prospectus | LargeCap Growth Account I
Principal Variable Contracts Funds, Inc.
Supplement dated June 14, 2019
to the Prospectus dated May 1, 2019
(as supplemented on May 24, 2019)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference

SUMMARY FOR LARGECAP GROWTH ACCOUNT I
Delete the Annual Account Operating Expenses table and Example and replace with the following:
Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus LargeCap Growth Account I LargeCap Growth Account I Class 1
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.07%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.69%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2020. The fee waiver will reduce the Account's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Account’s expenses by paying, if necessary, expenses normally payable by the Account, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.69% for Class 1 shares. It is expected that the expense limit will continue through the period ending April 30, 2021; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus | LargeCap Growth Account I | LargeCap Growth Account I Class 1 | USD ($)	70	236	415	936